Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of Yen Ten Million or more and Balances of those Deposits Issued by Foreign Offices in Amounts of United States One Hundred Thousand Dollars or more (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 26,469,338	¥ 29,695,290
Foreign deposit in amounts of USD 100,000 or more	14,193,833	12,142,704
Time deposits
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	18,351,826	18,302,196
Foreign deposit in amounts of USD 100,000 or more	9,555,568	8,209,016
Certificates of deposit
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	8,117,512	11,393,094
Foreign deposit in amounts of USD 100,000 or more	¥ 4,638,265	¥ 3,933,688